united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17645 Wright St., Ste. 200, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Rich Malinowski, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/19

Item 1. Reports to Stockholders.

EQUINOX ASPECT CORE DIVERSIFIED
STRATEGY FUND

CLASS A SHARES: EQAAX

CLASS C SHARES: EQACX

CLASS I SHARES: EQAIX

SEMI-ANNUAL REPORT

MARCH 31, 2019

1-888-643-3431

WWW.EQUINOXFUNDS.COM

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer to buy shares of the Equinox Aspect Core Diversified Strategy Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.equinoxfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Equinox Aspect Core Diversified Strategy Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2019

The Fund’s performance figures* for the periods ended March 31, 2019, as compared to its benchmarks:

				Annualized
				Since Inception	Since Inception
	Six Months	One Year	Three Years	(8/21/15)	(11/5/14)
Equinox Aspect Core Diversified Strategy Fund
Class A with load	(9.74)%	(11.82)%	(6.12)%	(5.32)%	N/A
Class A	(4.24)%	(6.48)%	(4.24)%	(3.75)%	N/A
Class C	(4.69)%	(7.17)%	(5.01)%	(4.51)%	N/A
Class I	(4.03)%	(6.17)%	(4.02)%	N/A	(1.31)%
S&P 500 Total Return Index ^	(1.72)%	9.50%	13.51%	12.90%	10.22%
BTOP 50 Index **	(0.40)%	(0.45)%	(3.46)%	(2.34)%	(0.72)%

*	The performance data quoted is historical. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for Class A maximum applicable sales charge of 5.75%. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or on the redemptions of portfolio shares. Performance figures for periods greater than one year are annualized. The returns would have been lower had Equinox Institutional Asset Management, LP (the “Advisor”) not waived its fees or reimbursed a portion of the Fund’s expenses. Per the fee table in the Fund’s prospectus dated February 1, 2019, the Fund’s “Total Annual Fund Operating Expenses” are 2.14%, 2.89% and 1.89% and the Fund’s “Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)” are 1.70%, 2.45% and 1.45% for Class A, Class C and Class I shares, respectively, of the Fund’s average daily net assets. These expenses may differ from the actual expenses incurred by the Fund for the period covered by this report. Additional information regarding the Fund’s expense ratios is available in the Financial Highlights. For performance information current to the most recent month-end please call 1-888-643-3431.

^	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

**	The Barclay BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2019, there are 20 funds in the BTOP50 Index. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
U.S. Treasury Notes	78.8%
Other Assets Less Liabilities	21.2%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detail of the Fund’s holdings. The value of the Fund’s derivative positions that provide exposure to a managed futures program is included in “other assets less liabilities;” however, the portfolio composition detailed above does not include derivatives exposure. See the accompanying notes for more information on the impact of the Fund’s derivative positions on the consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Principal		Coupon Rate
Amount		(%)	Maturity	Fair Value
	U.S. TREASURY NOTES - 78.8%
$1,130,000	United States Treasury Note *	1.2500	1/31/2020	$1,119,097
1,130,000	United States Treasury Note *	1.6250	7/31/2019	1,126,756
5,000,000	United States Treasury Note	1.6250	11/30/2020	4,942,676
3,395,000	United States Treasury Note *	2.0000	7/31/2020	3,378,953
5,000,000	United States Treasury Note	2.2500	2/15/2021	4,995,215
	TOTAL U.S. TREASURY NOTES (Cost - $15,487,478)			15,562,697

	TOTAL INVESTMENTS - 78.8% (Cost - $15,487,478)			$15,562,697
	OTHER ASSETS AND LIABILITIES - NET - 21.2%			4,179,326
	TOTAL NET ASSETS - 100.0%			$19,742,023

*	All or a portion of the security is held as collateral. Total collateralized securities had a value of $2,177,410 on March 31, 2019.

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

					Unrealized
	Number of			Notional Value at	Appreciation/
Description	Contracts	Counterparty	Expiration Date	March 31, 2019	(Depreciation)
SHORT FUTURES CONTRACTS
90 Day Euro Future	1	Morgan Stanley	Mar-20	244,213	$(500)
Australian Dollar Future	9	Morgan Stanley	Jun-19	639,810	(2,620)
Canadian Dollar Future	39	Morgan Stanley	Jun-19	2,926,170	(100)
Cocoa Future +	1	Morgan Stanley	Jul-19	22,700	(580)
Cocoa Future +	1	Morgan Stanley	Sep-19	22,710	(480)
Coffee Future +	11	Morgan Stanley	May-19	389,813	24,881
Coffee Future +	8	Morgan Stanley	Jul-19	291,150	19,650
Coffee Future +	7	Morgan Stanley	Sep-19	261,844	16,106
Corn Future +	1	Morgan Stanley	May-19	17,825	413
Euro FX Future	30	Morgan Stanley	Jun-19	4,233,188	32,963
Euro Schatz Future	1	Morgan Stanley	Jun-19	125,731	(192)
Hard Red Winter Wheat Future +	32	Morgan Stanley	May-19	688,000	61,275
Japanese Yen Future	13	Morgan Stanley	Jun-19	1,475,256	(6,394)
Lean Hogs Future +	3	Morgan Stanley	Jun-19	106,260	(14,770)
Lean Hogs Future +	1	Morgan Stanley	Jul-19	36,880	(4,010)
LME Primary Aluminum Future +	5	Morgan Stanley	Jun-19	238,875	(4,429)
New Zealand Dollar Future	19	Morgan Stanley	Jun-19	1,295,610	7,105
Silver Future +	1	Morgan Stanley	May-19	75,550	(25)
Soybean Future +	4	Morgan Stanley	May-19	176,850	2,175
Soybean Meal Future +	8	Morgan Stanley	May-19	245,200	640
Swiss Franc Future	8	Morgan Stanley	Jun-19	1,011,400	(6,650)
US 2 Year Note (CBT) Future	1	Morgan Stanley	Jun-19	213,094	(1,133)
Wheat (CBT) Future +	8	Morgan Stanley	May-19	183,100	(2,138)
Wheat (CBT) Future +	9	Morgan Stanley	Jul-19	208,575	(2,638)
World Sugar #11 Future +	4	Morgan Stanley	Jul-19	56,672	(918)
World Sugar #11 Future +	4	Morgan Stanley	Oct-19	58,016	23
					117,654
LONG FUTURES CONTRACTS
3 Month Euro (EURIBOR)	2	Morgan Stanley	Jun-21	562,127	944
3 Month Euro (EURIBOR)	5	Morgan Stanley	Sep-21	1,404,687	2,255
90 Day Bank Bill Future	6	Morgan Stanley	Sep-19	4,246,082	1,279
90 Day Bank Bill Future	19	Morgan Stanley	Dec-19	13,448,239	5,537
90 Day Bank Bill Future	14	Morgan Stanley	Mar-20	9,910,446	5,658
90 Day Bank Bill Future	11	Morgan Stanley	Jun-20	7,787,162	5,693
90 Day Bank Bill Future	12	Morgan Stanley	Sep-20	8,495,085	5,566
90 Day Bank Bill Future	9	Morgan Stanley	Dec-20	6,371,158	3,824
90 Day Euro Future	1	Morgan Stanley	Sep-19	243,850	425
90 Day Euro Future	2	Morgan Stanley	Dec-19	487,850	312
90 Day Euro Future	6	Morgan Stanley	Jun-20	1,466,625	2,700
90 Day Euro Future	6	Morgan Stanley	Sep-20	1,467,600	4,075
90 Day Euro Future	6	Morgan Stanley	Dec-20	1,467,825	4,325
90 Day Euro Future	6	Morgan Stanley	Mar-21	1,468,200	4,813
90 Day Euro Future	8	Morgan Stanley	Jun-21	1,957,500	5,988
90 Day Euro Future	9	Morgan Stanley	Sep-21	2,202,075	6,938
90 Day Sterling Future	3	Morgan Stanley	Sep-19	484,588	278
90 Day Sterling Future	5	Morgan Stanley	Dec-19	807,566	517
90 Day Sterling Future	9	Morgan Stanley	Mar-20	1,453,838	401
90 Day Sterling Future	20	Morgan Stanley	Jun-20	3,230,099	2,644
90 Day Sterling Future	18	Morgan Stanley	Sep-20	2,905,917	2,615
90 Day Sterling Future	17	Morgan Stanley	Dec-20	2,743,508	1,140

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

					Unrealized
	Number of			Notional Value at	Appreciation/
Description	Contracts	Counterparty	Expiration Date	March 31, 2019	(Depreciation)
LONG FUTURES CONTRACTS
90 Day Sterling Future	14	Morgan Stanley	Mar-21	2,258,789	$471
90 Day Sterling Future	13	Morgan Stanley	Jun-21	2,096,706	222
90 Day Sterling Future	10	Morgan Stanley	Sep-21	1,612,362	274
AEX Index (Amsterdam) Future	5	Morgan Stanley	Apr-19	615,255	10,565
Australian 3 Year Bond Future	132	Morgan Stanley	Jun-19	10,655,791	46,627
Australian 10 Year Bond Future	36	Morgan Stanley	Jun-19	3,543,252	62,477
Brent Crude Future +	1	Morgan Stanley	Jun-19	67,580	260
Brent Crude Future +	1	Morgan Stanley	Jul-19	67,210	1,110
British Pound Future	11	Morgan Stanley	Jun-19	897,600	(15,294)
CAC 40 10 Euro Future	13	Morgan Stanley	Apr-19	779,921	10,466
Canadian 10 Year Bond Future	39	Morgan Stanley	Jun-19	4,058,954	68,358
DJIA Index E-Mini Future	4	Morgan Stanley	Jun-19	518,660	7,115
E-Mini Russell 2000 Index Future	2	Morgan Stanley	Jun-19	154,380	(1,310)
Euro-BOBL Future	18	Morgan Stanley	Jun-19	2,690,935	20,034
Euro-BTP Italian Government Bond Future	6	Morgan Stanley	Jun-19	872,253	16,422
Euro-BUND Future	19	Morgan Stanley	Jun-19	3,548,726	73,496
Euro-BUXL 30 Year Bond Future	5	Morgan Stanley	Jun-19	1,076,028	53,111
Euro OAT Future	10	Morgan Stanley	Jun-19	1,826,542	51,108
Euro STOXX 50 Future	22	Morgan Stanley	Jun-19	808,273	9,133
FTSE 100 Index Future	2	Morgan Stanley	Jun-19	187,939	410
FTSE/MIB Index Future	7	Morgan Stanley	Jun-19	815,117	16,399
Gasoline RBOB Future +	2	Morgan Stanley	Jun-19	156,912	575
Gold 100 Oz. Future +	1	Morgan Stanley	Jun-19	129,850	(2,890)
Japan 10 Year Bond Future	1	Morgan Stanley	Jun-19	1,384,831	5,270
Lean Hogs Future +	1	Morgan Stanley	Aug-19	37,220	(600)
Live Cattle Future +	5	Morgan Stanley	Jun-19	238,000	(4,770)
Live Cattle Future +	7	Morgan Stanley	Aug-19	323,890	(2,760)
Live Cattle Future +	5	Morgan Stanley	Oct-19	233,650	(2,520)
LME Nickle Future +	2	Morgan Stanley	Jun-19	155,820	(4,640)
Long Gilt Future	8	Morgan Stanley	Jun-19	1,348,605	6,802
Low Sulfur Gas Oil Future +	1	Morgan Stanley	May-19	60,725	850
Low Sulfur Gas Oil Future +	1	Morgan Stanley	Jun-19	60,950	1,225
Mexican Peso Future	56	Morgan Stanley	Jun-19	1,423,800	(9,515)
Mini MSCI EAFE Index Future	2	Morgan Stanley	Jun-19	186,640	(55)
MSCI Emerging Market Future	3	Morgan Stanley	Jun-19	158,610	120
Nasdaq 100 E-Mini Future	3	Morgan Stanley	Jun-19	444,030	2,014
OMXS30 Index Future	43	Morgan Stanley	Apr-19	716,837	(2,359)
S&P 500 E-Mini Future	3	Morgan Stanley	Jun-19	425,670	6,088
S&P Midcap 400 E-Mini Future	1	Morgan Stanley	Jun-19	190,100	380
S&P/TSX 60 IX Future	5	Morgan Stanley	Jun-19	716,419	2,773
SPI 200 Future	7	Morgan Stanley	Jun-19	767,125	(1,118)
TOPIX Index Future	1	Morgan Stanley	Jun-19	143,832	(800)
US 5 Year Note (CBT) Future	26	Morgan Stanley	Jun-19	3,011,531	27,398
US 10 Year Note (CBT) Future	25	Morgan Stanley	Jun-19	3,105,469	46,851
US Long Bond (CBT) Future	8	Morgan Stanley	Jun-19	1,197,250	28,219
US Ultra Bond (CBT) Future	2	Morgan Stanley	Jun-19	336,000	6,617
WTI Crude Oil Future +	1	Morgan Stanley	May-19	60,140	(30)
WTI Crude Oil Future +	1	Morgan Stanley	Jun-19	60,280	570
					603,076
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$720,730

+	This investment is a holding of Equinox Aspect Core Diversified Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Schedule of Forward Foreign Currency Contracts

Settlement		Currency Units to				Unrealized Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For		(Depreciation)
6/19/2019	Morgan Stanley	190,323	BRL	50,000	USD	$(1,366)
6/19/2019	Morgan Stanley	189,705	BRL	50,000	USD	(1,524)
6/19/2019	Morgan Stanley	96,992	BRL	25,000	USD	(216)
6/19/2019	Morgan Stanley	96,929	BRL	25,000	USD	(232)
6/19/2019	Morgan Stanley	33,179,500	CLP	50,000	USD	(1,239)
6/19/2019	Morgan Stanley	78,576,000	COP	25,000	USD	(437)
6/19/2019	Morgan Stanley	78,508,500	COP	25,000	USD	(458)
6/19/2019	Morgan Stanley	78,233,500	COP	25,000	USD	(544)
6/19/2019	Morgan Stanley	78,085,000	COP	25,000	USD	(590)
6/19/2019	Morgan Stanley	77,703,000	COP	25,000	USD	(710)
6/19/2019	Morgan Stanley	77,688,000	COP	25,000	USD	(714)
6/19/2019	Morgan Stanley	77,181,250	COP	25,000	USD	(873)
6/19/2019	Morgan Stanley	77,172,538	COP	25,000	USD	(875)
6/19/2019	Morgan Stanley	1,292,090	CZK	50,000	EUR	(230)
6/19/2019	Morgan Stanley	1,289,894	CZK	50,000	EUR	(326)
6/19/2019	Morgan Stanley	1,288,196	CZK	50,000	EUR	(400)
6/19/2019	Morgan Stanley	1,287,887	CZK	50,000	EUR	(414)
6/19/2019	Morgan Stanley	1,287,762	CZK	50,000	EUR	(419)
6/19/2019	Morgan Stanley	50,000	EUR	1,294,416	CZK	129
6/19/2019	Morgan Stanley	50,000	EUR	1,295,653	CZK	75
6/19/2019	Morgan Stanley	100,000	EUR	31,828,776	HUF	1,267
6/19/2019	Morgan Stanley	100,000	EUR	31,984,326	HUF	721
6/19/2019	Morgan Stanley	50,000	EUR	16,036,353	HUF	205
6/19/2019	Morgan Stanley	50,000	EUR	16,038,283	HUF	198
6/19/2019	Morgan Stanley	50,000	EUR	492,491	NOK	(845)
6/19/2019	Morgan Stanley	50,000	EUR	490,511	NOK	(614)
6/19/2019	Morgan Stanley	50,000	EUR	485,136	NOK	12
6/19/2019	Morgan Stanley	50,000	EUR	218,022	PLN	(490)
6/19/2019	Morgan Stanley	50,000	EUR	218,148	PLN	(523)
6/19/2019	Morgan Stanley	375,000	EUR	3,974,242	SEK	(7,127)
6/19/2019	Morgan Stanley	225,000	EUR	2,382,412	SEK	(4,045)
6/19/2019	Morgan Stanley	225,000	EUR	2,375,629	SEK	(3,310)
6/19/2019	Morgan Stanley	225,000	EUR	2,376,314	SEK	(3,384)

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Schedule of Forward Foreign Currency Contracts

Settlement		Currency Units to				Unrealized Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For		(Depreciation)
6/19/2019	Morgan Stanley	225,000	EUR	2,378,810	SEK	$(3,654)
6/19/2019	Morgan Stanley	225,000	EUR	2,380,796	SEK	(3,870)
6/19/2019	Morgan Stanley	200,000	EUR	2,111,697	SEK	(2,945)
6/19/2019	Morgan Stanley	200,000	EUR	2,112,329	SEK	(3,013)
6/19/2019	Morgan Stanley	200,000	EUR	2,115,024	SEK	(3,305)
6/19/2019	Morgan Stanley	175,000	EUR	1,854,968	SEK	(3,361)
6/19/2019	Morgan Stanley	150,000	EUR	1,576,814	SEK	(1,454)
6/19/2019	Morgan Stanley	125,000	EUR	1,324,310	SEK	(2,328)
6/19/2019	Morgan Stanley	125,000	EUR	1,319,179	SEK	(1,772)
6/19/2019	Morgan Stanley	125,000	EUR	1,312,921	SEK	(1,093)
6/19/2019	Morgan Stanley	100,000	EUR	1,055,369	SEK	(1,420)
6/19/2019	Morgan Stanley	100,000	EUR	1,050,237	SEK	(864)
6/19/2019	Morgan Stanley	75,000	EUR	785,810	SEK	(445)
6/19/2019	Morgan Stanley	75,000	EUR	785,932	SEK	(458)
6/19/2019	Morgan Stanley	75,000	EUR	786,713	SEK	(543)
6/19/2019	Morgan Stanley	75,000	EUR	786,996	SEK	(574)
6/19/2019	Morgan Stanley	75,000	EUR	791,582	SEK	(1,071)
6/19/2019	Morgan Stanley	75,000	EUR	787,563	SEK	(635)
6/19/2019	Morgan Stanley	75,000	EUR	787,897	SEK	(672)
6/19/2019	Morgan Stanley	75,000	EUR	788,677	SEK	(756)
6/19/2019	Morgan Stanley	50,000	EUR	523,838	SEK	(293)
6/19/2019	Morgan Stanley	50,000	EUR	524,715	SEK	(388)
6/19/2019	Morgan Stanley	25,000	EUR	262,725	SEK	(234)
6/19/2019	Morgan Stanley	25,000	EUR	262,739	SEK	(235)
6/19/2019	Morgan Stanley	25,000	EUR	262,801	SEK	(242)
6/19/2019	Morgan Stanley	25,000	EUR	262,850	SEK	(247)
6/19/2019	Morgan Stanley	95,464,770	HUF	300,000	EUR	(3,877)
6/19/2019	Morgan Stanley	31,630,834	HUF	100,000	EUR	(1,962)
6/19/2019	Morgan Stanley	31,603,574	HUF	100,000	EUR	(2,058)
6/19/2019	Morgan Stanley	31,455,304	HUF	100,000	EUR	(2,579)
6/19/2019	Morgan Stanley	31,372,514	HUF	100,000	EUR	(2,869)
6/19/2019	Morgan Stanley	15,703,972	HUF	50,000	EUR	(1,372)
6/19/2019	Morgan Stanley	7,852,404	HUF	25,000	EUR	(685)

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Schedule of Forward Foreign Currency Contracts

Settlement		Currency Units to				Unrealized Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For		(Depreciation)
6/19/2019	Morgan Stanley	7,852,089	HUF	25,000	EUR	$(686)
6/19/2019	Morgan Stanley	359,145	ILS	100,000	USD	(500)
6/19/2019	Morgan Stanley	357,626	ILS	100,000	USD	(921)
6/19/2019	Morgan Stanley	3,496,500	INR	50,000	USD	(39)
6/19/2019	Morgan Stanley	3,489,724	INR	50,000	USD	(135)
6/19/2019	Morgan Stanley	3,487,304	INR	50,000	USD	(170)
6/19/2019	Morgan Stanley	1,801,579	INR	25,000	USD	743
6/19/2019	Morgan Stanley	1,801,079	INR	25,000	USD	736
6/19/2019	Morgan Stanley	1,786,902	INR	25,000	USD	533
6/19/2019	Morgan Stanley	1,786,684	INR	25,000	USD	530
6/19/2019	Morgan Stanley	1,771,162	INR	25,000	USD	308
6/19/2019	Morgan Stanley	1,770,884	INR	25,000	USD	304
6/19/2019	Morgan Stanley	1,761,712	INR	25,000	USD	173
6/19/2019	Morgan Stanley	1,760,764	INR	25,000	USD	160
6/19/2019	Morgan Stanley	1,760,414	INR	25,000	USD	155
6/19/2019	Morgan Stanley	1,759,567	INR	25,000	USD	142
6/19/2019	Morgan Stanley	1,759,292	INR	25,000	USD	138
6/19/2019	Morgan Stanley	1,758,377	INR	25,000	USD	125
6/19/2019	Morgan Stanley	1,743,159	INR	25,000	USD	(92)
6/19/2019	Morgan Stanley	1,742,717	INR	25,000	USD	(98)
6/19/2019	Morgan Stanley	1,741,034	INR	25,000	USD	(122)
6/19/2019	Morgan Stanley	1,741,024	INR	25,000	USD	(123)
6/19/2019	Morgan Stanley	1,739,017	INR	25,000	USD	(151)
6/19/2019	Morgan Stanley	1,738,942	INR	25,000	USD	(152)
6/19/2019	Morgan Stanley	1,738,699	INR	25,000	USD	(156)
6/19/2019	Morgan Stanley	1,738,302	INR	25,000	USD	(161)
6/19/2019	Morgan Stanley	1,737,817	INR	25,000	USD	(168)
6/19/2019	Morgan Stanley	1,736,667	INR	25,000	USD	(185)
6/19/2019	Morgan Stanley	1,732,407	INR	25,000	USD	(246)
6/19/2019	Morgan Stanley	1,732,364	INR	25,000	USD	(246)
6/19/2019	Morgan Stanley	1,732,149	INR	25,000	USD	(249)
6/19/2019	Morgan Stanley	1,732,009	INR	25,000	USD	(251)
6/19/2019	Morgan Stanley	56,438,935	KRW	50,000	USD	(157)

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Schedule of Forward Foreign Currency Contracts

Settlement		Currency Units to				Unrealized Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For		(Depreciation)
6/19/2019	Morgan Stanley	55,793,000	KRW	50,000	USD	$(728)
6/19/2019	Morgan Stanley	28,208,968	KRW	25,000	USD	(88)
6/19/2019	Morgan Stanley	28,204,468	KRW	25,000	USD	(92)
6/19/2019	Morgan Stanley	491,909	NOK	50,000	EUR	777
6/19/2019	Morgan Stanley	488,350	NOK	50,000	EUR	363
6/19/2019	Morgan Stanley	486,825	NOK	50,000	EUR	185
6/19/2019	Morgan Stanley	486,553	NOK	50,000	EUR	153
6/19/2019	Morgan Stanley	484,843	NOK	50,000	EUR	(46)
6/19/2019	Morgan Stanley	484,453	NOK	50,000	EUR	(91)
6/19/2019	Morgan Stanley	483,935	NOK	50,000	EUR	(151)
6/19/2019	Morgan Stanley	246,011	NOK	25,000	EUR	395
6/19/2019	Morgan Stanley	245,383	NOK	25,000	EUR	322
6/19/2019	Morgan Stanley	44,740,385	PHP	850,000	USD	(3,813)
6/19/2019	Morgan Stanley	15,804,524	PHP	300,000	USD	(1,085)
6/19/2019	Morgan Stanley	7,898,962	PHP	150,000	USD	(605)
6/19/2019	Morgan Stanley	7,898,962	PHP	150,000	USD	(605)
6/19/2019	Morgan Stanley	653,999	PLN	150,000	EUR	1,453
6/19/2019	Morgan Stanley	216,584	PLN	50,000	EUR	114
6/19/2019	Morgan Stanley	216,107	PLN	50,000	EUR	(11)
6/19/2019	Morgan Stanley	216,057	PLN	50,000	EUR	(24)
6/19/2019	Morgan Stanley	215,518	PLN	50,000	EUR	(165)
6/19/2019	Morgan Stanley	215,296	PLN	50,000	EUR	(223)
6/19/2019	Morgan Stanley	3,311,500	RUB	50,000	USD	(163)
6/19/2019	Morgan Stanley	3,269,346	RUB	50,000	USD	(798)
6/19/2019	Morgan Stanley	3,261,886	RUB	50,000	USD	(910)
6/19/2019	Morgan Stanley	3,261,636	RUB	50,000	USD	(914)
6/19/2019	Morgan Stanley	3,253,823	RUB	50,000	USD	(1,031)
6/19/2019	Morgan Stanley	3,253,606	RUB	50,000	USD	(1,034)
6/19/2019	Morgan Stanley	3,226,499	RUB	50,000	USD	(1,442)
6/19/2019	Morgan Stanley	1,670,238	RUB	25,000	USD	136
6/19/2019	Morgan Stanley	1,669,901	RUB	25,000	USD	131
6/19/2019	Morgan Stanley	1,669,270	RUB	25,000	USD	122
6/19/2019	Morgan Stanley	1,668,990	RUB	25,000	USD	118
6/19/2019	Morgan Stanley	1,668,714	RUB	25,000	USD	113

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Schedule of Forward Foreign Currency Contracts

Settlement		Currency Units to				Unrealized Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For		(Depreciation)
6/19/2019	Morgan Stanley	1,668,477	RUB	25,000	USD	$110
6/19/2019	Morgan Stanley	1,667,155	RUB	25,000	USD	90
6/19/2019	Morgan Stanley	1,666,453	RUB	25,000	USD	79
6/19/2019	Morgan Stanley	1,666,004	RUB	25,000	USD	73
6/19/2019	Morgan Stanley	1,665,728	RUB	25,000	USD	69
6/19/2019	Morgan Stanley	1,664,014	RUB	25,000	USD	43
6/19/2019	Morgan Stanley	1,663,641	RUB	25,000	USD	37
6/19/2019	Morgan Stanley	1,660,869	RUB	25,000	USD	(5)
6/19/2019	Morgan Stanley	1,660,570	RUB	25,000	USD	(9)
6/19/2019	Morgan Stanley	1,637,530	RUB	25,000	USD	(356)
6/19/2019	Morgan Stanley	1,637,203	RUB	25,000	USD	(361)
6/19/2019	Morgan Stanley	1,636,984	RUB	25,000	USD	(364)
6/19/2019	Morgan Stanley	1,636,576	RUB	25,000	USD	(370)
6/19/2019	Morgan Stanley	1,627,253	RUB	25,000	USD	(510)
6/19/2019	Morgan Stanley	1,626,157	RUB	25,000	USD	(527)
6/19/2019	Morgan Stanley	1,625,859	RUB	25,000	USD	(531)
6/19/2019	Morgan Stanley	1,625,646	RUB	25,000	USD	(535)
6/19/2019	Morgan Stanley	1,625,129	RUB	25,000	USD	(542)
6/19/2019	Morgan Stanley	1,625,125	RUB	25,000	USD	(543)
6/19/2019	Morgan Stanley	1,613,300	RUB	25,000	USD	(720)
6/19/2019	Morgan Stanley	1,613,257	RUB	25,000	USD	(721)
6/19/2019	Morgan Stanley	1,613,075	RUB	25,000	USD	(724)
6/19/2019	Morgan Stanley	1,612,902	RUB	25,000	USD	(726)
6/19/2019	Morgan Stanley	1,612,245	RUB	25,000	USD	(736)
6/19/2019	Morgan Stanley	1,612,023	RUB	25,000	USD	(740)
6/19/2019	Morgan Stanley	1,059,966	SEK	100,000	EUR	1,919
6/19/2019	Morgan Stanley	1,057,704	SEK	100,000	EUR	1,674
6/19/2019	Morgan Stanley	1,055,872	SEK	100,000	EUR	1,475
6/19/2019	Morgan Stanley	1,051,063	SEK	100,000	EUR	953
6/19/2019	Morgan Stanley	1,049,816	SEK	100,000	EUR	818

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Schedule of Forward Foreign Currency Contracts

Settlement		Currency Units to				Unrealized Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For		(Depreciation)
6/19/2019	Morgan Stanley	1,046,447	SEK	100,000	EUR	$453
6/19/2019	Morgan Stanley	1,044,492	SEK	100,000	EUR	241
6/19/2019	Morgan Stanley	1,042,591	SEK	100,000	EUR	34
6/19/2019	Morgan Stanley	791,993	SEK	75,000	EUR	1,116
6/19/2019	Morgan Stanley	784,667	SEK	75,000	EUR	321
6/19/2019	Morgan Stanley	531,163	SEK	50,000	EUR	1,087
6/19/2019	Morgan Stanley	531,147	SEK	50,000	EUR	1,086
6/19/2019	Morgan Stanley	528,012	SEK	50,000	EUR	746
6/19/2019	Morgan Stanley	527,946	SEK	50,000	EUR	739
6/19/2019	Morgan Stanley	526,661	SEK	50,000	EUR	599
6/19/2019	Morgan Stanley	525,968	SEK	50,000	EUR	524
6/19/2019	Morgan Stanley	525,968	SEK	50,000	EUR	524
6/19/2019	Morgan Stanley	525,580	SEK	50,000	EUR	482
6/19/2019	Morgan Stanley	525,576	SEK	50,000	EUR	481
6/19/2019	Morgan Stanley	524,868	SEK	50,000	EUR	405
6/19/2019	Morgan Stanley	524,859	SEK	50,000	EUR	404
6/19/2019	Morgan Stanley	524,465	SEK	50,000	EUR	361
6/19/2019	Morgan Stanley	524,446	SEK	50,000	EUR	359
6/19/2019	Morgan Stanley	523,760	SEK	50,000	EUR	285
6/19/2019	Morgan Stanley	523,755	SEK	50,000	EUR	284
6/19/2019	Morgan Stanley	521,999	SEK	50,000	EUR	93
6/19/2019	Morgan Stanley	521,980	SEK	50,000	EUR	92
6/19/2019	Morgan Stanley	521,927	SEK	50,000	EUR	86
6/19/2019	Morgan Stanley	521,789	SEK	50,000	EUR	71
6/19/2019	Morgan Stanley	521,753	SEK	50,000	EUR	67
6/19/2019	Morgan Stanley	521,741	SEK	50,000	EUR	66
6/19/2019	Morgan Stanley	521,167	SEK	50,000	EUR	3
6/19/2019	Morgan Stanley	520,984	SEK	50,000	EUR	(17)
6/19/2019	Morgan Stanley	520,974	SEK	50,000	EUR	(18)
6/19/2019	Morgan Stanley	264,005	SEK	25,000	EUR	373
6/19/2019	Morgan Stanley	263,412	SEK	25,000	EUR	308
6/19/2019	Morgan Stanley	263,389	SEK	25,000	EUR	306
6/19/2019	Morgan Stanley	263,368	SEK	25,000	EUR	304

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Schedule of Forward Foreign Currency Contracts

Settlement		Currency Units to				Unrealized Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For		(Depreciation)
6/19/2019	Morgan Stanley	263,360	SEK	25,000	EUR	$303
6/19/2019	Morgan Stanley	263,355	SEK	25,000	EUR	302
6/19/2019	Morgan Stanley	263,318	SEK	25,000	EUR	298
6/19/2019	Morgan Stanley	261,967	SEK	25,000	EUR	152
6/19/2019	Morgan Stanley	261,950	SEK	25,000	EUR	150
6/19/2019	Morgan Stanley	261,949	SEK	25,000	EUR	150
6/19/2019	Morgan Stanley	261,944	SEK	25,000	EUR	149
6/19/2019	Morgan Stanley	261,893	SEK	25,000	EUR	144
6/19/2019	Morgan Stanley	261,893	SEK	25,000	EUR	144
6/19/2019	Morgan Stanley	261,887	SEK	25,000	EUR	143
6/19/2019	Morgan Stanley	261,881	SEK	25,000	EUR	142
6/19/2019	Morgan Stanley	261,635	SEK	25,000	EUR	116
6/19/2019	Morgan Stanley	261,569	SEK	25,000	EUR	109
6/19/2019	Morgan Stanley	261,560	SEK	25,000	EUR	108
6/19/2019	Morgan Stanley	261,520	SEK	25,000	EUR	103
6/19/2019	Morgan Stanley	261,442	SEK	25,000	EUR	95
6/19/2019	Morgan Stanley	260,578	SEK	25,000	EUR	1
6/19/2019	Morgan Stanley	260,577	SEK	25,000	EUR	1
6/19/2019	Morgan Stanley	134,629	SGD	100,000	USD	(458)
6/19/2019	Morgan Stanley	67,478	SGD	50,000	USD	(108)
6/19/2019	Morgan Stanley	67,339	SGD	50,000	USD	(211)
6/19/2019	Morgan Stanley	67,310	SGD	50,000	USD	(233)
6/19/2019	Morgan Stanley	17,530,996	THB	550,000	USD	3,552
6/19/2019	Morgan Stanley	1,581,892	THB	50,000	USD	(51)
6/19/2019	Morgan Stanley	1,580,197	THB	50,000	USD	(104)
6/19/2019	Morgan Stanley	1,126,236	TRY	200,000	USD	(14,022)
6/19/2019	Morgan Stanley	1,123,656	TRY	200,000	USD	(14,448)
6/19/2019	Morgan Stanley	1,536,643	TWD	50,000	USD	104
6/19/2019	Morgan Stanley	1,534,898	TWD	50,000	USD	47
6/19/2019	Morgan Stanley	250,000	USD	943,385	BRL	8,934
6/19/2019	Morgan Stanley	50,000	USD	195,755	BRL	(22)
6/19/2019	Morgan Stanley	25,000	USD	94,298	BRL	904
6/19/2019	Morgan Stanley	25,000	USD	94,318	BRL	899

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Schedule of Forward Foreign Currency Contracts

Settlement		Currency Units to				Unrealized Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For		(Depreciation)
6/19/2019	Morgan Stanley	25,000	USD	96,778	BRL	$270
6/19/2019	Morgan Stanley	25,000	USD	96,968	BRL	222
6/19/2019	Morgan Stanley	500,000	USD	328,918,250	CLP	16,619
6/19/2019	Morgan Stanley	50,000	USD	32,942,825	CLP	1,587
6/19/2019	Morgan Stanley	50,000	USD	33,377,000	CLP	949
6/19/2019	Morgan Stanley	25,000	USD	16,801,663	CLP	308
6/19/2019	Morgan Stanley	25,000	USD	16,804,913	CLP	303
6/19/2019	Morgan Stanley	25,000	USD	16,685,163	CLP	479
6/19/2019	Morgan Stanley	25,000	USD	16,687,913	CLP	475
6/19/2019	Morgan Stanley	25,000	USD	16,790,500	CLP	325
6/19/2019	Morgan Stanley	25,000	USD	16,812,000	CLP	293
6/19/2019	Morgan Stanley	25,000	USD	16,993,250	CLP	27
6/19/2019	Morgan Stanley	25,000	USD	16,996,000	CLP	23
6/19/2019	Morgan Stanley	450,000	USD	1,403,832,825	COP	11,152
6/19/2019	Morgan Stanley	50,000	USD	156,234,000	COP	1,160
6/19/2019	Morgan Stanley	25,000	USD	79,293,250	COP	212
6/19/2019	Morgan Stanley	25,000	USD	79,314,250	COP	206
6/19/2019	Morgan Stanley	25,000	USD	79,361,500	COP	191
6/19/2019	Morgan Stanley	25,000	USD	79,366,500	COP	189
6/19/2019	Morgan Stanley	25,000	USD	78,780,500	COP	373
6/19/2019	Morgan Stanley	25,000	USD	78,827,250	COP	358
6/19/2019	Morgan Stanley	500,000	USD	1,799,900	ILS	1,345
6/19/2019	Morgan Stanley	100,000	USD	359,838	ILS	308
6/19/2019	Morgan Stanley	100,000	USD	7,202,732	INR	(2,920)
6/19/2019	Morgan Stanley	50,000	USD	55,691,065	KRW	818
6/19/2019	Morgan Stanley	50,000	USD	56,156,270	KRW	407
6/19/2019	Morgan Stanley	25,000	USD	28,234,000	KRW	66
6/19/2019	Morgan Stanley	25,000	USD	28,239,208	KRW	61
6/19/2019	Morgan Stanley	25,000	USD	28,310,000	KRW	(1)
6/19/2019	Morgan Stanley	25,000	USD	28,325,283	KRW	(15)
6/19/2019	Morgan Stanley	25,000	USD	28,135,500	KRW	153
6/19/2019	Morgan Stanley	25,000	USD	28,152,000	KRW	138
6/19/2019	Morgan Stanley	25,000	USD	28,168,033	KRW	124

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Schedule of Forward Foreign Currency Contracts

Settlement		Currency Units to				Unrealized Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For		(Depreciation)
6/19/2019	Morgan Stanley	25,000	USD	28,184,783	KRW	$109
6/19/2019	Morgan Stanley	25,000	USD	28,298,500	KRW	9
6/19/2019	Morgan Stanley	25,000	USD	28,310,250	KRW	(2)
6/19/2019	Morgan Stanley	25,000	USD	28,320,283	KRW	(10)
6/19/2019	Morgan Stanley	25,000	USD	28,330,798	KRW	(20)
6/19/2019	Morgan Stanley	25,000	USD	28,341,500	KRW	(29)
6/19/2019	Morgan Stanley	25,000	USD	28,345,000	KRW	(32)
6/19/2019	Morgan Stanley	50,000	USD	2,663,300	PHP	(372)
6/19/2019	Morgan Stanley	50,000	USD	2,663,150	PHP	(369)
6/19/2019	Morgan Stanley	50,000	USD	2,653,400	PHP	(185)
6/19/2019	Morgan Stanley	50,000	USD	2,644,563	PHP	(17)
6/19/2019	Morgan Stanley	25,000	USD	1,320,081	PHP	33
6/19/2019	Morgan Stanley	25,000	USD	1,320,231	PHP	30
6/19/2019	Morgan Stanley	25,000	USD	1,320,381	PHP	27
6/19/2019	Morgan Stanley	25,000	USD	1,320,581	PHP	23
6/19/2019	Morgan Stanley	25,000	USD	1,328,931	PHP	(134)
6/19/2019	Morgan Stanley	25,000	USD	1,330,656	PHP	(167)
6/19/2019	Morgan Stanley	50,000	USD	3,348,000	RUB	(386)
6/19/2019	Morgan Stanley	50,000	USD	3,334,055	RUB	(176)
6/19/2019	Morgan Stanley	25,000	USD	1,639,372	RUB	328
6/19/2019	Morgan Stanley	25,000	USD	1,641,231	RUB	300
6/19/2019	Morgan Stanley	25,000	USD	1,638,605	RUB	340
6/19/2019	Morgan Stanley	25,000	USD	1,639,257	RUB	330
6/19/2019	Morgan Stanley	200,000	USD	269,949	SGD	406
6/19/2019	Morgan Stanley	50,000	USD	67,602	SGD	16
6/19/2019	Morgan Stanley	50,000	USD	67,843	SGD	(162)
6/19/2019	Morgan Stanley	50,000	USD	1,578,483	THB	158
6/19/2019	Morgan Stanley	25,000	USD	794,974	THB	(102)
6/19/2019	Morgan Stanley	25,000	USD	794,994	THB	(102)
6/19/2019	Morgan Stanley	25,000	USD	795,949	THB	(133)
6/19/2019	Morgan Stanley	25,000	USD	796,264	THB	(143)
6/19/2019	Morgan Stanley	100,000	USD	571,095	TRY	5,694
6/19/2019	Morgan Stanley	100,000	USD	595,902	TRY	1,597

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Schedule of Forward Foreign Currency Contracts

Settlement		Currency Units to				Unrealized Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For		(Depreciation)
6/19/2019	Morgan Stanley	200,000	USD	6,149,630	TWD	$(516)
6/19/2019	Morgan Stanley	50,000	USD	1,541,050	TWD	(248)
6/19/2019	Morgan Stanley	50,000	USD	719,708	ZAR	566
6/19/2019	Morgan Stanley	50,000	USD	722,861	ZAR	350
6/19/2019	Morgan Stanley	50,000	USD	730,532	ZAR	(177)
6/19/2019	Morgan Stanley	50,000	USD	721,811	ZAR	422
6/19/2019	Morgan Stanley	50,000	USD	729,685	ZAR	(119)
6/19/2019	Morgan Stanley	50,000	USD	740,541	ZAR	(865)
6/19/2019	Morgan Stanley	7,025,883	ZAR	500,000	USD	(17,421)
6/19/2019	Morgan Stanley	706,468	ZAR	50,000	USD	(1,476)
						$(69,612)

BRL - Brazilian Real	INR - Indian Rupee	SGD - Singapore Dollar

CLP - Chilean Peso	KRW - South Korean Won	THB - Thai Baht

COP - Colombian Peso	NOK - Norwegian Krone	TRY - Turkish Lira

CZK - Czech Koruna	PHP - Philippine Piso	TWD - Taiwan New Dollar

EUR - Euro	PLN - Polish Zloty	USD - U.S. Dollar

HUF - Hungarian Forint	RUB - Russian Ruble	ZAR - South African Rand

ILS - Israeli Shekel	SEK - Swedish Krona

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2019

ASSETS
Investment securities:
At cost	$15,487,478
At fair value	$15,562,697
Cash	2,738,168
Cash pledged to broker *	703,130
Net unrealized appreciation on futures contracts	720,730
Interest receivable	63,450
Receivable for Fund shares sold	20,000
Prepaid expenses & other assets	59,488
TOTAL ASSETS	19,867,663

LIABILITIES
Net unrealized depreciation on forward foreign currency contracts	69,612
Payable for fund shares redeemed	13,826
Advisory fee payable	7,878
Distribution (12b-1) fees payable	2,759
Audit and tax fees	19,078
Payable to related parties	569
Accrued expenses and other liabilities	11,918
TOTAL LIABILITIES	125,640
NET ASSETS	$19,742,023

Net Assets Consist Of:
Paid in capital	$24,516,637
Accumulated net investment loss	(4,774,614)
NET ASSETS	$19,742,023

Net Asset Value Per Share:
Class A Shares:
Net Assets	$742,201
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	84,331
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$8.80
Maximum offering price per share (maximum sales charges of 5.75%) (a)	$9.34

Class C Shares:
Net Assets	$3,207,901
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	375,506
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share (a)	$8.54

Class I Shares:
Net Assets	$15,791,921
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,791,257
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.82

*	Segregated in the custodian account as collateral for futures contracts.

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Class C shares made within one year after a purchase of such shares.

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2019

INVESTMENT INCOME
Interest	$365,294

EXPENSES
Investment advisory fees	213,221
Distribution (12b-1) fees
Class A	884
Class C	14,287
Registration fees	16,047
Printing and postage expenses	5,391
Audit fees	8,541
Accounting services fees	5,186
Administrative services fees	5,378
Legal fees	36,698
Transfer agent fees	10,524
Compliance officer fees	1,772
Custodian fees	3,719
Trustees fees and expenses	5,235
Shareholder services fee	4,843
Other expenses	2,385
TOTAL EXPENSES	334,111

Less fees waived by the Advisor	(81,813)

NET EXPENSES	252,298
NET INVESTMENT INCOME	112,996

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on:
Investments	(5,104)
Futures contracts	(1,260,261)
Futures commissions	(24,586)
Forward foreign currency contracts	(831,720)
Foreign currency translations	22,575
(2,099,096)
Net change in unrealized appreciation/(depreciation) on:
Investments	131,703
Futures contracts	(526,702)
Forward foreign currency contracts	316,466
Foreign currency translations	32,156
(46,377)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,145,473)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,032,477)

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2019	September 30,
	(Unaudited)	2018
FROM OPERATIONS
Net investment income/(loss)	$112,996	$(142,376)
Net realized loss on futures contracts, forward foreign currency contracts and foreign currency transactions	(2,099,096)	(1,187,665)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(46,377)	831,059
Net decrease in net assets resulting from operations	(2,032,477)	(498,982)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	189,755	688,553
Class C	404,435	2,993,950
Class I	5,225,081	4,770,963
Payments for shares redeemed:
Class A	(28,202)	(174,487)
Class C	(34,354)	(372,057)
Class I	(21,396,652)	(2,593,750)
Net increase/(decrease) in net assets from shares of beneficial interest	(15,639,937)	5,313,172

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(17,672,414)	4,814,190

NET ASSETS
Beginning of Period	37,414,437	32,600,247
End of Period*	$19,742,023	$37,414,437

SHARE ACTIVITY
Class A:
Shares Sold	20,888	71,024
Shares Redeemed	(3,337)	(18,320)
Net increase in shares of beneficial interest outstanding	17,551	52,704

Class C:
Shares Sold	48,822	319,253
Shares Redeemed	(4,154)	(40,955)
Net increase in shares of beneficial interest outstanding	44,668	278,298

Class I:
Shares Sold	616,481	504,552
Shares Redeemed	(2,505,171)	(276,318)
Net increase/(decrease) in shares of beneficial interest outstanding	(1,888,690)	228,234

*	Net Assets - End of Year includes distributions in excess of net investment income of $(2,935,329) as of September 30, 2018.

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2019		September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2018	2017	2016	2015 (1)
Net asset value, beginning of period	$9.19		$9.29	$9.98	$10.73	$10.75
Activity from investment operations:
Net investment income/(loss) (2)	0.02		(0.04)	(0.12)	(0.15)	(0.02)
Net realized and unrealized gain/(loss) on investments	(0.41)		(0.06)	(0.49)	(0.04)	0.00	(3,8)
Total from investment operations	(0.39)		(0.10)	(0.61)	(0.19)	(0.02)
Less distributions from:
Net investment income	—		—	(0.08)	(0.13)	—
Net realized gains	—		—	—	(0.43)	—
Total distributions	—		—	(0.08)	(0.56)	—
Net asset value, end of period	$8.80		$9.19	$9.29	$9.98	$10.73
Total return (4)	(4.24)%		(1.08)%	(6.18)%	(1.77)%	(0.19)%
Net assets, at end of period (000’s)	$742		$614	$131	$734	$2
Ratio of net expenses to average net assets (6)	1.70	% (7)	1.70%	1.70%	1.70%	1.89	% (7)
Ratio of net investment income/(loss) to average net assets	0.55	% (7)	(0.44)%	(1.23)%	(1.44)%	(1.51	)% (7)
Portfolio Turnover Rate	20	% (5)	20%	0%	0%	0	% (5)

(1)	The Equinox Aspect Core Diversified Strategy Fund Class A commenced operations on August 21, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers. Total returns shown exclude the effect of the maximum applicable sales charge of 5.75% and, if applicable, wire redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by the Advisor. Had these waivers not been in place, the expense ratio would have been:	2.23	% (7)	2.14%	2.47%	2.29%	2.26	% (7)

(7)	Annualized.

(8)	Amount is less than $0.005.

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2019		September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2018	2017	2016	2015 (1)
Net asset value, beginning of period	$8.96		$9.12	$9.89	$10.72	$10.75
Activity from investment operations:
Net investment loss (2)	(0.01)		(0.11)	(0.18)	(0.22)	(0.03)
Net realized and unrealized gain/(loss) on investments	(0.41)		(0.05)	(0.51)	(0.04)	0.00	(3,8)
Total from investment operations	(0.42)		(0.16)	(0.69)	(0.26)	(0.03)
Less distributions from:
Net investment income	—		—	(0.08)	(0.14)	—
Net realized gains	—		—	—	(0.43)	—
Total distributions	—		—	(0.08)	(0.57)	—
Net asset value, end of period	$8.54		$8.96	$9.12	$9.89	$10.72
Total return (4)	(4.69)%		(1.75)%	(6.99)%	(2.52)%	(0.28)%
Net assets, at end of period (000’s)	$3,208		$2,963	$479	$261	$2
Ratio of net expenses to average net assets (6)	2.45	% (7)	2.45%	2.45%	2.45%	2.64	% (7)
Ratio of net investment loss to average net assets	(0.20	)% (7)	(1.24)%	(1.96)%	(2.19)%	(2.26	)% (7)
Portfolio Turnover Rate	20	% (5)	20%	0%	0%	0	% (5)

(1)	The Equinox Aspect Core Diversified Strategy Fund Class C commenced operations on August 21, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers. Total returns shown exclude the effect of the maximum applicable sales charge and, if applicable, wire redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by the Advisor. Had these waivers not been in place, the expense ratio would have been:	2.98	% (7)	2.89%	3.17%	3.07%	3.02	% (7)

(7)	Annualized.

(8)	Amount is less than $0.005.

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2019		September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2018	2017	2016	2015 (1)
Net asset value, beginning of period	$9.20		$9.27	$9.99	$10.72	$10.00
Activity from investment operations:
Net investment income/(loss) (2)	0.03		(0.03)	(0.09)	(0.12)	(0.13)
Net realized and unrealized gain/(loss) on investments	(0.41)		(0.04)	(0.51)	(0.04)	0.85
Total from investment operations	(0.38)		(0.07)	(0.60)	(0.16)	0.72
Less distributions from:
Net investment income	—		—	(0.12)	(0.14)	—
Net realized gains	—		—	—	(0.43)	—
Total distributions	—		—	(0.12)	(0.57)	—
Net asset value, end of period	$8.82		$9.20	$9.27	$9.99	$10.72
Total return (3)	(4.03)%		(0.76)%	(6.05)%	(1.54)%	7.20%
Net assets, at end of period (000’s)	$15,792		$33,838	$31,991	$33,464	$32,140
Ratio of net expenses to average net assets (4)	1.45	% (5)	1.45%	1.45%	1.45%	1.45	% (5)
Ratio of net investment income/(loss) to average net assets	0.78	% (5)	(0.33)%	(0.96)%	(1.20)%	(1.36	)% (5)
Portfolio Turnover Rate	20	% (6)	20%	0%	0%	0	% (6)

(1)	The Equinox Aspect Core Diversified Strategy Fund Class I commenced operations on November 5, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers. Total returns shown exclude the effect of wire redemption fees, if applicable.

(4)	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by the Advisor. Had these waivers not been in place, the expense ratio would have been:	1.95	% (5)	1.89%	2.18%	2.06%	1.93	% (5)

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
March 31, 2019

1.	ORGANIZATION

The Equinox Aspect Core Diversified Strategy Fund (the “Fund”) is a diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to achieve long term capital appreciation.

The Fund offers Class A, Class C, and Class I (“Institutional”) Shares. Class I shares commenced operations on November 5, 2014. Class A shares and Class C shares commenced operations on August 21, 2015. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Class C shares made within one year after a purchase of such shares. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.

Equinox Aspect Core Diversified Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

Futures shall be valued at the final settlement price (typically 4:00 P.M. Eastern Time) on the valuation date. Forward foreign exchange contracts are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities;

Equinox Aspect Core Diversified Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

(ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$—	$15,562,697	$—	$15,562,697
Futures Contracts	720,730	—	—	720,730
Total	$720,730	$15,562,697	$—	$16,283,427

Liabilities	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts	$—	$69,612	$—	$69,612
Total	$—	$69,612	$—	$69,612

Equinox Aspect Core Diversified Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

There were no transfers between levels during the period.

It is the Fund’s policy to record transfers between levels the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

See Consolidated Portfolio of Investments for more information related to the Fund’s investments.

Consolidation of Subsidiary – The Consolidated Financial Statements of the Fund include the accounts of its subsidiary, Equinox Aspect Core Diversified Strategy Fund Limited (“EACDS-CFC”), a wholly-owned and controlled foreign corporation (“CFC”). All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest approximately 25% of its total assets in a CFC which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

To facilitate the Fund’s pursuit of its investment objective, EACDS-CFC utilizes futures contracts in broadly diversified global (i.e. U.S. and non- U.S.) markets across four major asset classes: commodities, currencies, fixed income, and stock indices. In accordance with its investment objective and through its exposure to these futures contracts, the Fund may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s prospectus.

A summary of the Fund’s investments in the EACDS-CFC is as follows:

			% Of the Fund’s Total
	Inception Date of	EACDS-CFC Net Assets at	Net Assets at
	EACDS-CFC	March 31, 2019	March 31, 2019
EACDS-CFC	11/6/2014	$427,509	2.17%

For tax purposes, EACDS-CFC is an exempted Cayman investment company. EACDS-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, EACDS-CFC is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, EACDS-CFC’s net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price

Equinox Aspect Core Diversified Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated Fund of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that part of the Fund’s cash is held at the broker. The Fund could be unable to recover assets held at the broker, including assets directly traceable to the Fund, in the event of the broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash and cash equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015-2017, or expected to be taken in the Fund’s 2018 tax returns. The Fund identifies its major tax

Equinox Aspect Core Diversified Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

jurisdictions as U.S. Federal, Colorado and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular Fund in the Trust are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Trust or another reasonable basis.

Foreign Currency Transactions – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities or cash equivalents having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period of this report, the Fund traded various futures contracts in a manner consistent with the Aspect Core Diversified managed futures trading program consistent with its investment strategy. The Fund is permitted to use derivatives to gain exposure to the asset class and for risk management purposes, including to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. The Fund may also invest in derivatives to protect from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as “hedging”).

Equinox Aspect Core Diversified Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

For the six months ended March 31, 2019, the net change in unrealized depreciation on futures contracts amounted to $(526,702). For the six months ended March 31, 2019, the Fund had a net realized loss of $1,260,261 from futures contracts.

Forward Foreign Currency Contracts – A Fund may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the statements of operations.

For the six months ended March 31, 2019, the net change in unrealized appreciation on forward foreign currency contracts amounted to $316,466. For the six months ended March 31, 2019, the Fund had a net realized loss of $831,720 from forward foreign currency contracts.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of March 31, 2019:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency/ Commodity/ Interest Rate Contracts	Net unrealized appreciation on futures contracts
Currency Contracts		Net unrealized depreciation on forward foreign currency contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of March 31, 2019:

Liability Derivatives Investment Fair Value

					Total as of
	Commodity	Currency	Equity	Interest Rate	March 31, 2019
Futures Contracts	$81,556	$(505)	$59,820	$579,859	$720,730
Forward Foreign Currency Contracts	—	(69,612)	—	—	(69,612)
	$81,556	$(70,117)	$59,820	$579,859	$651,118

Equinox Aspect Core Diversified Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended March 31, 2019:

Derivative Investment Type	Location of Gain/(Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain on futures contracts
Net realized loss on forward foreign currency contracts
Net change in unrealized appreciation/(depreciation) on futures contracts and forward foreign currency contracts

The following is a summary of the Fund’s realized and unrealized gain/(loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2019:

Net Change in unrealized appreciation/(depreciation) on derivatives recognized in the Consolidated Statement of Operations
					Total for the
					year ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	March 31, 2019
Futures contracts	$(421,439)	$(100,854)	$(217,376)	$212,967	$(526,702)
Forward Foreign Currency Contracts	—	316,466	—	—	316,466
	$(421,439)	$215,612	$(217,376)	$212,967	$(210,236)

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
					Total for the
					year ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	March 31, 2019
Futures	$(618,632)	$(142,710)	$(1,530,375)	$1,031,456	$(1,260,261)
Forward Foreign Currency Contracts	—	(831,720)	—	—	(831,720)
	$(618,632)	$(974,430)	$(1,530,375)	$1,031,456	$(2,091,981)

The notional value of the derivative instruments outstanding as of March 31, 2019 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized gains and losses and changes in unrealized appreciation/(depreciation) on derivative instruments during the period as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Equinox Aspect Core Diversified Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

Offsetting of Financial Assets and Derivative Assets

It is the Fund’s policy to recognize a net asset or liability equal to the unrealized appreciation/(depreciation) of futures contracts. During the six months ended March 31, 2019, the Fund is subject to a master netting arrangement for futures. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2019.

Gross Amounts Not Offset in the Statement of Assets &
Assets						Liabilities
			Gross Amounts of		Net Amounts of Assets
			Liabilities Offset in the		Presented in the
	Gross Amounts of		Statement of Assets &		Statement of Assets &	Financial	Cash Collateral
	Recognized Assets		Liabilities		Liabilities	Instruments	Pledged		Net Amount
Description
Futures Contracts	$816,968	(1)	$(96,238	) (1)	$720,730	$—	$—	(2)	$—
Total	$816,968	(1)	$(96,238	) (1)	$720,730	$—	$—	(2)	$—

Gross Amounts Not Offset in the Statement of Assets &
Liabilities						Liabilities
Net Amounts of Assets
	Gross Amounts of		Gross Amounts Offset		Presented in the
	Recognized		in the Statement of		Statement of Assets &	Financial	Cash Collateral
	Liabilities		Assets & Liabilities		Liabilities	Instruments	Received		Net Amount
Description
Forward foreign currency contracts	$167,217	(1)	$(97,605	) (1)	$69,612	$69,612	$—		$—
Total	$167,217	(1)	$(97,605	) (1)	$69,612	$69,612	$—		$—

(1)	Gross unrealized appreciation (depreciation) as presented in the Consolidated Portfolio of Investments.

(2)	The amount is limited to the net liability on open futures contracts and, accordingly, does not include excess collateral pledged. See Portfolio of Investments and Statement of Assets & Liabilities within the financial statements for detailed collateral amounts.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2019, the cost of purchases and proceeds from the sale of Fund securities, other than short-term investments and U.S. government securities amount to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Equinox Institutional Asset Management, LP serves as the Fund’s Investment Advisor (the “Advisor”). The Advisor has engaged Aspect Capital Limited as the Fund’s Sub-Advisor (the “Sub-Advisor”). Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.30% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement between the Advisor and Sub-Advisor, on behalf of the Fund, the Advisor, not the Fund, pays the Sub-Advisor a fee, which is computed and accrued daily and paid monthly. For the six months ended March 31, 2019, the Advisor earned fees of $213,221.

Equinox Aspect Core Diversified Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

For the six months ended March 31, 2019, the amount payable to the Advisor was $7,878.

The Advisor has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” and (v) brokerage commissions, do not exceed, on an annual basis, 1.70% with respect to Class A shares, 2.45% with respect to Class C shares and 1.45% with respect to Class I shares of the Fund’s average daily net assets. The Advisor has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2020. This agreement cannot be terminated without the consent of the Fund’s Board of Trustees on 60 days’ written notice to the Advisor. The Advisor shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the date on which the Advisor reduced its compensation and/or assumed expenses for the Fund. The recoupment of fees waived or expenses reimbursed are limited to the lesser of (a) the Expense Limitation in effect at the time fees were waived or expenses were reimbursed, and (b) the Expense Limitation in effect at the time of recoupment or waiver. No recoupment by the Advisor will occur unless the Fund’s operating expenses are below the expense limitation amount. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to the date of such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. The Advisor may seek reimbursement for the following amounts through the expiration dates listed below:

Expiration Date	Amount
9/30/2019	$201,985
9/30/2020	$237,149
9/30/2021	$160,460

For the six months ended March 31, 2019, the Advisor waived fees in the amount of $81,813.

The distributor of the Fund is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The Trust, on behalf of the Fund, has adopted the Trust’s Distribution Plan. Pursuant to Rule 12b-1 under the 1940 Act, as amended (the “Plan”), to pay for certain distribution activities and shareholder services at an annual rate of 0.25% of its average daily net assets for Class A shares and 1.00% of its average daily net assets for Class C shares, which is paid to the Distributor. During the six months ended March 31, 2019, the Fund accrued $884 and $14,287 in 12b-1 fees for Class A and Class C, respectively. For the six months ended March 31, 2019, the Distributor received $3,101 and $3,953 in underwriting commissions for sales of Class A and Class C shares, respectively, of which $0 and $0 were retained.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with

Equinox Aspect Core Diversified Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2019 were as follows:

Cost for Federal Tax purposes	$15,487,478

Unrealized Appreciation	$989,882
Unrealized Depreciation	(263,545)
Tax Net Unrealized Appreciation	726,337

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2018 and September 30, 2017 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2018	September 30, 2017
Ordinary Income	$—	$412,550
Long-Term Capital Gain	—	—
Return of Capital	—	79
	$—	$412,629

Equinox Aspect Core Diversified Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

As of September 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(1,056,547)	$(741,593)	$(1,083,450)	$139,453	$(2,742,137)

The differences between book basis and tax basis unrealized appreciation, net accumulated realized loss, and accumulated net investment loss are primarily attributable to the mark-to-market on open future and forward contracts and tax adjustments relating to the Fund’s holding in Equinox Aspect Core Strategy Fund Limited. The unrealized appreciation in the table above includes unrealized foreign currency losses of $32,309.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $1,056,547.

At September 30, 2018, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$197,001	$544,592	$741,593

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses) and net operating losses, resulted in reclassifications for the Fund for the fiscal year ended September 30, 2018 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(363,750)	$(778,425)	$1,142,175

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of March 31, 2019, beneficial ownership in excess of 25% is as follows:

Beneficial Owner	% of Outstanding Shares
Alyssum Investments Limited	77%

Equinox Aspect Core Diversified Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

8.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission released Final Rule 33-10532 captioned “Disclosure Update and Simplification” which is intended to amend certain disclosure requirements that have become redundant, duplicative, overlapping, outdated or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. The effective date for these amendments is for any reports filed with the commission subsequent to November 5, 2018. Management has evaluated the impacts of these amendments and has determined that the updates are not material to the Fund’s consolidated financial statements. For this reason, the related changes have not been applied to these consolidated financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial issues were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Equinox Aspect Core Diversified Strategy Fund
EXPENSE EXAMPLES (Unaudited)
March 31, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares and Class C shares; and (2) ongoing costs, including management fees; distribution and/or services (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 through March 31, 2019.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending
	Beginning	Account	Expenses Paid	Annualized
	Account Value	Value	During Period*	Expense
Actual	10-1-18	3-31-19	10/1/18 – 3/31/19	Ratio
Class A	$ 1,000.00	$ 957.60	$ 8.30	1.70%
Class C	1,000.00	953.10	11.93	2.45%
Class I	1,000.00	959.70	7.08	1.45%

		Ending
	Beginning	Account	Expenses Paid	Annualized
Hypothetical	Account Value	Value	During Period*	Expense
(5% return before expenses)	10-1-18	3-31-19	10/1/18 – 3/31/19	Ratio
Class A	$ 1,000.00	$ 1,016.45	$ 8.55	1.70%
Class C	1,000.00	1,012.72	12.29	2.45%
Class I	1,000.00	1,017.70	7.29	1.45%

*	Actual expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Rev. August 2011

FACTS	WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Equinox Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-643-3431

Rev. August 2011

Who we are
Who is providing this notice?	Equinox Funds Trust
What we do
How does Equinox Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox Funds Trust collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

 ■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Equinox Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Equinox Funds Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year (quarters ending December and June) on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q is being rescinded. Once Form N-Q is rescinded, disclosure of the Fund’s complete holdings will require to be made monthly on Form N-PORT, with every third month made available to the public by the Commission upon filing. The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR
Equinox Institutional Asset Management, LP
47 Hulfish Street, Suite 510
Princeton, NJ 08542

INVESTMENT SUB-ADVISOR
Aspect Capital Limited
10 Portman Square
London, W1H6A2
United Kingdom

ADMINISTRATOR
Gemini Fund Services, LLC
17645 Wright St., Ste 200
Omaha, NE 68130

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 6/7/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 6/7/19

By (Signature and Title)

/s/ Laura Latella

Laura Latella, Principal Financial Officer

Date 6/7/19